CONSOLIDATED BALANCE SHEETS (USD $)	Jun. 30, 2014	Dec. 31, 2013
CURRENT ASSETS
Cash and Cash Equivalents	$ 9,012,310	$ 7,563,097
Accounts Receivable, Net	2,606,378	5,182,352
Markers Receivable	214,400,733	242,350,301
Prepaid Expenses and Other Assets	139,179	502,017
Total Current Assets	226,158,600	255,597,767
Intangible Assets (net of accumulated amortization of $33,938,905 and $25,739,786 at June 30, 2014 and December 31, 2013, respectively)	130,214,040	138,336,945
Goodwill	17,762,382	17,754,136
Property and Equipment (net of accumulated depreciation of $72,693 and $38,654 at June 30, 2014 and December 31, 2013, respectively)	386,496	116,419
Other Assets	23,438	23,423
TOTAL ASSETS	374,544,956	411,828,690
CURRENT LIABILITIES
Lines of Credit Payable	32,080,794	42,670,573
Accrued Expenses	16,068,876	15,701,756
Loan Payable, Shareholders, current	2,649,637	5,809,075
Total Current Liabilities	105,743,316	111,668,955
Total Liabilities	163,100,794	142,736,723
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY
Preferred Shares, $0.0001 par value Authorized 1,150,000 shares; none issued	0	0
Ordinary Shares, $0.0001 par value, Authorized 500,000,000 shares; 57,891,524 and 59,306,824 issued and outstanding at June 30, 2014 and December 31, 2013, respectively.	5,788	5,930
Additional Paid-in Capital	122,135,909	126,329,321
Retained Earnings	88,734,429	142,270,385
Accumulated Comprehensive Income	568,036	486,331
Total Shareholders' Equity	211,444,162	269,091,967
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	374,544,956	411,828,690
Bao Li Gaming [Member]
CURRENT LIABILITIES
Acquisition-Contingent Purchase Price Obligation	25,069,009	16,837,500
Acquisition-Contingent Purchase Price Obligation, net of current portion	19,230,478	16,189,550
Kings Gaming [Member]
CURRENT LIABILITIES
Acquisition-Contingent Purchase Price Obligation	0	9,000,000
Oriental VIP Room [Member]
CURRENT LIABILITIES
Acquisition-Contingent Purchase Price Obligation	29,875,000	21,650,051
Acquisition-Contingent Purchase Price Obligation, net of current portion	$ 38,127,000	$ 14,878,218